Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Earnings (loss) per ordinary share - diluted	$ 0.003	$ (0.14)	$ 0.06
Weighted average shares - diluted	11,537,373	9,000,000	9,000,000